Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Principal Amount, Debt Issuance Costs and Derivative Liability
The principal amount, debt issuance costs and derivative liability as of December 31, 2019 was as follows:

	As of December 31, 2018	Charge to profit and loss	Foreign currency translation adjustment	As of December 31, 2019
	RMB	RMB	RMB	RMB	US$
Principal amount	240,212	—	3,955	244,167	35,000
Contingent redemption feature and debt issuance costs	(24,033)	10,178	(281)	(14,136)	(1,958)

Total	216,179	10,178	3,674	230,031	33,042

Summary of Aggregate Future Principal Payments for the Convertible Notes
As of December
31
,
2019
, aggregate future principal payments for the Convertible Notes were as follows:

	RMB	US$
1 year (including 1 year)	—	—
1 year to 2 years (including 2 years)	244,167	35,000
Total	244,167	35,000